CONTENT ASSETS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 9,793				$ 124.2
Less current content assets, net	395		₽ 152		5.0
Non-current content assets, net	3,295		335		41.8
Amortization of intangible assets	2,613	$ 33.1	2,304	₽ 2,108
Estimated amortization expense
2020	2,179				27.6
Content Assets
Finite-Lived Intangible Assets [Line Items]
Content assets, net	3,690		487		46.8
Estimated amortization expense
2020	1,418				18.0
Licensed content, net
Finite-Lived Intangible Assets [Line Items]
Content assets, net	2,992		471		37.9
Amortization of intangible assets	1,045	13.3	180
Estimated amortization expense
2020	1,308
Produced content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	122	$ 1.5	4
Estimated amortization expense
2020	110
Released, less amortization
Finite-Lived Intangible Assets [Line Items]
Content assets, net	101		₽ 16		1.3
In production and in development
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 597				$ 7.6